Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property And Equipment
Schedule of Changes in Property and Equipment
	As At March 31, 2020
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$9,562	$199	$549	$601	$10,911
Exchange difference	(480)	(8)	(29)	(7)	(524)
Additions	30	—	—	31	61
Adjustment on Adoption of IFRS 16	—	—	—	(243)	(243)
Disposals	—	(2)	(116)	(2)	(120)
Adjustment of depreciation on disposal	—	1	28	2	31
Depreciation charge	(579)	(49)	(132)	(131)	(891)
Balance as at March 31, 2020	$8,533	$141	$300	$251	$9,225
Capital work-in-progress					$9
Net carrying value as at March 31, 2020					$9,234

	As At March 31, 2019
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,481	$348	$698	$476	$10,003
Exchange difference	(292)	(12)	(43)	(12)	(359)
Revaluation	1,745	—	—	—	1,745
Additions	207	16	116	394	733
Reclassification and other adjustment		(61)	2	—	(59)
Disposals	(449)	(56)	—	(65)	(570)
Adjustment of depreciation on disposal	367	39	—	61	467
Depreciation charge	(497)	(75)	(224)	(253)	(1,049)
Balance as at March 31, 2019	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921

Schedule of Carrying Value of Property and Equipment
	As At March 31, 2020
	(in thousands)
Cost or valuation	$13,408	$1,749	$1,244	$4,032	$20,433
Accumulated depreciation	(4,875)	(1,608)	(944)	(3,781)	(11,208)
Net carrying amount	$8,533	$141	$300	$251	$9,225
Capital work-in-progress					$9
Net carrying value as at March 31, 2020					$9,234

	As At March 31, 2019
	(in thousands)
Cost or valuation	$13,858	$1,759	$1,389	$4,318	$21,324
Accumulated depreciation	(4,296)	(1,560)	(840)	(3,717)	(10,413)
Net carrying amount	$9,562	$199	$549	$601	$10,911
Capital work-in-progress					$10
Net carrying value as at March 31, 2019					$10,921